Commitments and contigencies	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
COMMITMENTS AND CONTINGENCIES [Text Block]
NOTE 12: COMMITMENTS AND CONTINGENCIES
As of June 30, 2012, Navios Acquisition committed for future remaining contractual deposits for the vessels to be delivered on various dates through October 2014.
The future minimum commitments by period as of June 30, 2012, of Navios Acquisition under its ship building contracts, were as follows:

Amount

June 30, 2013	$137,380
June 30, 2014	11,960
June 30, 2015	23,920
Total	$173,260